Related party transactions (Details Narrative) - ZHEJIANG TIANLAN	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)
Investment		¥ 4,469,000	¥ 4,708,000
Engineering Service
Investment	$ 0	0
Remuneration	$ 2,037,000	¥ 1,878,000